Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

	For the year ended December 31,
(In thousands, except per share data)	2022	2021
Numerator:
Net loss attributable to UpHealth, Inc.	$(223,000)	$(341,023)

Denominator:
Weighted average shares outstanding (1)(2)	14,699	10,703

Net loss per share attributable to UpHealth, Inc.:
Basic	$(15.17)	$(31.86)

Diluted	$(15.17)	$(31.86)

(1)
The shares and earnings per share available to our common stockholders, prior to the Business Combinations, have been recast to reflect the exchange ratio established in the Business Combinations (1.0 UpHealth Holdings share to 10.28 GigCapital2 share). See Note 3,
Business Combinations
, for more information.

(2)
The shares and earnings per share as of December 31, 2022 and before that date differ from those published in our prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described in Note 1,
Organization and Business
).